Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,012,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,244.56
Total Offset Amount	0.00
Net Fee	1,244.56
Narrative - Max Aggregate Offering Price	$ 9,012,000.00
Final Prospectus	true